Segments - Schedule of Group Segment Disclosures (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Gross premiums written	$ 1,840.4	$ 1,722.9
Net premiums written	1,180.3	1,026.4
Net premiums earned	568.5	603.0
Losses and loss adjustment expenses	(223.8)	(429.2)
Policy acquisition expenses	(239.3)	(246.3)
General and administrative expenses	(29.2)	(22.0)
Underwriting income	76.2	(94.5)
Net investment income	43.7	49.5
Net realized and unrealized investment gains	(1.6)	5.9
Corporate and other expenses	0.4
Net foreign exchange losses	(0.1)	(2.5)
Financing costs	(14.7)	(8.7)
Income/(loss) before income taxes	103.1	(50.3)
Income tax benefit	4.9	7.8
Net income/(loss)	108.0	(42.5)
Losses and loss adjustment expenses incurred - current year	(226.9)	(470.0)
Losses and loss adjustment expenses incurred - prior accident years	3.1	40.8
Losses and loss adjustment expenses incurred - total	$ (223.8)	$ (429.2)
Underwriting Ratios
Loss ratio - current year	39.90%	78.00%
Loss ratio - prior accident years	(0.50%)	(6.80%)
Loss ratio - total	39.40%	71.20%
Policy acquisition expense ratio	26.80%	27.80%
Underwriting ratio	66.20%	99.00%
The Fidelis Partnership commissions ratio	15.30%	13.00%
General and administrative expense ratio	5.10%	3.60%
Combined ratio	86.60%	115.60%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0
Net premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0
Policy acquisition expenses	(86.8)	(78.4)
General and administrative expenses	(29.2)	(22.0)
Losses and loss adjustment expenses incurred - total	0.0	0.0
Insurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years	(15.2)	7.5
Insurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	1,436.1	1,267.0
Net premiums written	1,004.0	808.9
Net premiums earned	514.9	511.9
Losses and loss adjustment expenses	(227.8)	(281.4)
Policy acquisition expenses	(139.2)	(148.2)
General and administrative expenses	0.0	0.0
Underwriting income	147.9	82.3
Losses and loss adjustment expenses incurred - current year	(212.6)	(288.9)
Losses and loss adjustment expenses incurred - prior accident years	(15.2)	7.5
Losses and loss adjustment expenses incurred - total	$ (227.8)	$ (281.4)
Underwriting Ratios
Loss ratio - current year	41.20%	56.50%
Loss ratio - prior accident years	3.00%	(1.50%)
Loss ratio - total	44.20%	55.00%
Policy acquisition expense ratio	27.00%	29.00%
Underwriting ratio	71.20%	84.00%
Reinsurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years	$ 18.3	$ 33.3
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	404.3	455.9
Net premiums written	176.3	217.5
Net premiums earned	53.6	91.1
Losses and loss adjustment expenses	4.0	(147.8)
Policy acquisition expenses	(13.3)	(19.7)
General and administrative expenses	0.0	0.0
Underwriting income	44.3	(76.4)
Losses and loss adjustment expenses incurred - current year	(14.3)	(181.1)
Losses and loss adjustment expenses incurred - prior accident years	18.3	33.3
Losses and loss adjustment expenses incurred - total	$ 4.0	$ (147.8)
Underwriting Ratios
Loss ratio - current year	26.60%	198.80%
Loss ratio - prior accident years	(34.10%)	(36.60%)
Loss ratio - total	(7.50%)	162.20%
Policy acquisition expense ratio	24.80%	21.60%
Underwriting ratio	17.30%	183.80%